UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-4345

Name of Registrant:	Putnam Tax-Free Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Tax-Free Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
7/31/08
Date of reporting period:
07/01/2008 - 06/30/2009

Item 1: Proxy Voting Record

Registrant : Putnam Tax-Free Income Trust

Fund Name : Putnam AMT-Free Municipal Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Fund Name : Putnam Tax-Free High Yield Fund

Tembec Inc.
Ticker	Security ID:	Meeting Date		Meeting Status
TMB	CUSIP9 87974D100	01/29/2009		Voted
Meeting Type	Country of Trade
Annual	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.1	Elect Norman Betts	Mgmt	For	Withhold	Against
1.2	Elect James Brumm	Mgmt	For	For	For
1.3	Elect James Chapman	Mgmt	For	For	For
1.4	Elect James Continenza	Mgmt	For	For	For
1.5	Elect James Lopez	Mgmt	For	For	For
1.6	Elect Luc Rossignol	Mgmt	For	For	For
1.7	Elect Francis Scricco	Mgmt	For	For	For
1.8	Elect David Steuart	Mgmt	For	For	For
1.9	Elect Lorie Waisberg	Mgmt	For	For	For
2	Appointment of Auditor and	Mgmt	For	For	For
Authority to Set Fees

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Tax-Free Income Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 3, 2009